Schedule of Income Tax Provision (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Federal	21.00%	21.00%
State	2.07%	2.55%
Nondeductible expenses	(2.33%)	(3.85%)
Change in valuation allowance	(20.74%)	(19.70%)
Effective tax rate